Retirement benefits (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Employee Benefits [Abstract]
Pension contributions	R 27,097	R 29,370	R 27,118